NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 93.0%
	Real Estate - 93.0%
20,351	Agree Realty Corporation	$ 1,541,385
28,257	Alexandria Real Estate Equities, Inc.	1,493,382
31,726	American Healthcare REIT, Inc.	1,654,511
59,302	American Homes 4 Rent, Class A	1,987,803
26,009	BXP, Inc.	1,724,657
19,588	Camden Property Trust	2,242,630
39,776	CareTrust REIT, Inc.	1,604,962
20,422	COPT Defense Properties	743,157
41,947	CubeSmart	1,668,232
44,884	Digital Realty Trust, Inc.	8,060,268
9,498	EastGroup Properties, Inc.	1,923,630
15,065	EPR Properties	873,921
12,573	Equinix, Inc.	13,105,968
34,239	Equity LifeStyle Properties, Inc.	2,206,704
61,463	Equity Residential	4,175,182
36,254	Essential Properties Realty Trust, Inc.	1,082,182
11,220	Essex Property Trust, Inc.	3,271,640
39,096	Extra Space Storage, Inc.	5,680,649
50,317	Gaming and Leisure Properties, Inc.	2,240,616
117,407	Healthpeak Properties, Inc.	2,512,510
111,152	Host Hotels & Resorts, Inc.	2,635,414
44,951	Independence Realty Trust, Inc.	750,232
100,330	Invitation Homes, Inc.	3,030,969
51,352	Iron Mountain, Inc.	6,486,271
20,130	Kilroy Realty Corporation	754,271
116,643	Kimco Realty Corporation	2,956,900
38,645	Kite Realty Group Trust	1,096,745
15,940	Lamar Advertising Company, Class A	2,486,321
10,915	LXP Industrial Trust	588,100
47,435	Macerich Company (The)	1,194,888
21,166	Mid-America Apartment Communities, Inc.	2,940,804
17	NexPoint Residential Trust, Inc.	475
33,496	NNN REIT, Inc.	1,558,569
51,251	Omega Healthcare Investors, Inc.	2,443,648

NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares				Fair Value
	COMMON STOCKS — 93.0% (Continued)
	Real Estate - 93.0% (Continued)
23,119	Phillips Edison & Company, Inc.			$ 962,213
119,829	Prologis, Inc.			16,233,235
28,996	Public Storage			9,229,716
130,391	Realty Income Corporation			8,079,025
28,868	Regency Centers Corporation			2,301,934
42,814	Rexford Industrial Realty, Inc.			1,434,269
29,780	RMR Group, Inc. (The), Class A			611,383
11,584	Ryman Hospitality Properties, Inc.			1,489,123
44,480	Sabra Health Care REIT, Inc.			867,805
42,767	Simon Property Group, Inc.			9,564,839
33,963	STAG Industrial, Inc.			1,292,632
20,281	Sun Communities, Inc.			2,431,895
21,364	Tanger, Inc.			843,237
18,887	Terreno Realty Corporation			1,223,311
54,469	UDR, Inc.			2,174,402
80,001	Ventas, Inc.			7,104,088
192,500	VICI Properties, Inc.			5,110,875
29,595	Vornado Realty Trust			1,163,084
89,367	Welltower, Inc.			20,283,627
39,350	WP Carey, Inc.			2,813,525
	TOTAL COMMON STOCKS (Cost $151,650,836)			183,931,814

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 4.5%
	U.S. TREASURY BILLS — 4.5%
9,000,000	United States Treasury Bill (a)	–	10/01/26	8,914,196
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $8,920,650)

	TOTAL INVESTMENTS - 97.5% (Cost $160,571,486)			$ 192,846,010
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.5%			4,843,736
	NET ASSETS - 100.0%			$ 197,689,746

NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (15.8)%
	REAL ESTATE - (15.8)%
(29,037)	Americold Realty Trust, Inc.	$ (456,462)
(6,118)	AvalonBay Communities, Inc.	(1,154,405)
(38,297)	Brixmor Property Group, Inc.	(1,207,504)
(97,351)	Broadstone Net Lease, Inc.	(2,012,245)
(13,919)	CBRE Group, Inc., Class A	(1,874,750)
(3,207)	Centerspace	(180,201)
(81,781)	Cousins Properties, Inc.	(2,451,794)
(370)	CTO Realty Growth, Inc.	(7,959)
(72,278)	Curbline Properties Corporation	(2,197,251)
(102,704)	DiamondRock Hospitality Company	(1,250,935)
(17,907)	Diversified Healthcare Trust	(166,535)
(8,809)	Easterly Government Properties, Inc.	(219,608)
(17,596)	Federal Realty Investment Trust	(2,172,050)
(32,091)	First Industrial Realty Trust, Inc.	(1,967,499)
(64,682)	Global Net Lease, Inc.	(578,257)
(106,282)	Healthcare Realty Trust, Inc.	(2,143,708)
(69,896)	Highwoods Properties, Inc.	(2,108,063)
(49,461)	LTC Properties, Inc.	(1,901,775)
(12,270)	Marcus & Millichap, Inc.	(382,456)
(65,601)	Millrose Properties, Inc.	(1,971,310)
(18,847)	Rayonier, Inc.	(401,064)
(4,265)	SBA Communications Corporation, Class A	(752,602)
(8,517)	Sila Realty Trust, Inc.	(258,576)
(59,390)	Smartstop Self Storage REIT, Inc.	$ (1,930,175)
(74,526)	Xenia Hotels & Resorts, Inc.	(1,517,349)
	TOTAL SECURITIES SOLD SHORT - (Proceeds - $26,721,654)	(31,264,533)

(a)	Zero coupon bond.

REIT	- Real Estate Investment Trust

NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

TOTAL RETURN SWAPS
Notional Amount at June 30, 2026	Number of Shares	Reference Obligation#	Floating Rate	Pay/Receive Floating Rate	Maturity Date^	Fair Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
$ 293,744	50,621	Ah Realty Trust Inc	FEDEF-1D + 45 bps	Pay	11/27/2026	$ 75,478	-	$ 75,478
2,411,261	38,159	Alexandria Real Estate	FEDEF-1D + 45 bps	Pay	11/27/2026	(365,731)	-	(365,731)
442,637	21,483	American Assets Trust	FEDEF-1D + 45 bps	Pay	11/27/2026	100,288	-	100,288
370,016	13,441	American Homes 4 Rent	FEDEF-1D + 45 bps	Pay	11/27/2026	80,723	-	80,723
446,230	2,168	American Tower Corp	FEDEF-1D + 45 bps	Pay	11/27/2026	(94,213)	-	(94,213)
1,475,624	28,152	Bxp Inc	FEDEF-1D + 45 bps	Pay	11/27/2026	413,680	-	413,680
189,658	4,949	Cbl & Associates Properties	FEDEF-1D + 45 bps	Pay	11/27/2026	75,069	-	75,069
605,378	18,434	Chiron Real Estate Inc	FEDEF-1D + 45 bps	Pay	11/27/2026	91,530	-	91,530
(2,352,153)	(43,081)	Costar Group	FEDEF-1D - 35 bps	Receive	11/27/2026	1,178,925	-	1,178,925
1,469,365	102,733	Cushman & Wakefield	FEDEF-1D + 45 bps	Pay	11/27/2026	(129,006)	-	(129,006)
(156,113)	(23,120)	Empire State Realty	FEDEF-1D - 35 bps	Receive	11/27/2026	32,215	-	32,215
1,667,777	26,501	Equity Residential	FEDEF-1D + 45 bps	Pay	11/27/2026	142,350	-	142,350
1,479,251	11,047	Extra Space Storage	FEDEF-1D + 45 bps	Pay	11/27/2026	128,397	-	128,397
1,838,112	107,049	Healthpeak Properties	FEDEF-1D + 45 bps	Pay	11/27/2026	476,606	-	476,606
1,451,931	80,318	Host Hotels & Resort	FEDEF-1D + 45 bps	Pay	11/27/2026	531,998	-	531,998
274,849	48,452	Industrial Logistics	FEDEF-1D + 45 bps	Pay	11/27/2026	153,634	-	153,634
695,114	12,096	Innovative Industrial	FEDEF-1D + 45 bps	Pay	11/27/2026	123,942	-	123,942
59,928	1,693,973	Inventrust Pptys Corp	FEDEF-1D + 45 bps	Receive	11/27/2026	(440,161)	-	(440,161)
1,745,003	6,217	Jones Lang Lasalle Inc	FEDEF-1D + 45 bps	Pay	11/27/2026	141,223	-	141,223
1,091,440	29,115	Kilroy Realty Corp	FEDEF-1D + 45 bps	Pay	11/27/2026	23,339	-	23,339
1,755,410	85,853	Kimco Realty Corp	FEDEF-1D + 45 bps	Pay	11/27/2026	430,826	-	430,826
1,083,924	43,756	Kite Realty Group Trust	FEDEF-1D + 45 bps	Pay	11/27/2026	158,215	-	158,215
1,830,964	48,892	Lineage Inc	FEDEF-1D + 45 bps	Pay	11/27/2026	318,872	-	318,872
(1,787,704)	(22,432)	Natl Health Investor	FEDEF-1D - 35 bps	Receive	11/27/2026	47,941	-	47,941
(537,144)	(37,404)	Newmark Group Inc	FEDEF-1D - 35 bps	Receive	11/27/2026	(25,404)	-	(25,404)
821,035	19,739	Nnn Reit Inc	FEDEF-1D + 45 bps	Pay	11/27/2026	105,557	-	105,557
319,941	19,756	Ont Media Inc	FEDEF-1D + 45 bps	Pay	11/27/2026	336,085	-	336,085
943,189	86,853	Park Hotels & Resort	FEDEF-1D + 45 bps	Pay	11/27/2026	338,773	-	338,773
875,023	14,936	Realty Income Corp	FEDEF-1D + 45 bps	Pay	11/27/2026	62,913	-	62,913
793,923	11,714	Regency Centers Corp	FEDEF-1D + 45 bps	Pay	11/27/2026	140,164	-	140,164
715,506	40,015	Sabra Health Care Reit	FEDEF-1D + 45 bps	Pay	11/27/2026	84,422	-	84,422
309,368	19,145	Safehold Inc	FEDEF-1D + 45 bps	Pay	11/27/2026	(5,377)	-	(5,377)
734,943	4,899	Simon Property Group	FEDEF-1D + 45 bps	Pay	11/27/2026	372,770	-	372,770
1,004,664	184,535	Site Centers Corp	FEDEF-1D + 45 bps	Pay	11/27/2026	(283,435)	-	(283,435)
(1,693,973)	(59,928)	St Joe Co	FEDEF-1D - 35 bps	Receive	11/27/2026	25,135	-	25,135
(1,692,357)	(90,373)	Urban Edge Properties	FEDEF-1D - 35 bps	Receive	11/27/2026	(387,799)	-	(387,799)
424,676	5,320	Ventas Inc	FEDEF-1D + 45 bps	Pay	11/27/2026	46,440	-	46,440
1,490,968	51,795	Vici Properties Inc	FEDEF-1D + 45 bps	Pay	11/27/2026	(105,532)	-	(105,532)
2,236,120	71,291	Vornado Realty	FEDEF-1D + 45 bps	Pay	11/27/2026	531,431	-	531,431
1,192,075	20,413	Wp Carey Inc	FEDEF-1D + 45 bps	Pay	11/27/2026	299,415	-	299,415
						$ 5,231,698	$ -	$ 5,231,698
# The counterparty for all swap contracts is Morgan Stanley.
^ Pays at maturity date.

REIT - Real Estate Investment Trust
FEDEF-1D - 1 Day Federal Funds Ratre. The FEDEF-1D was 3.63% on June 30, 2026.